Summary of Options Granted Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock fair value per share at grant date	$ 4.68
Grant Date, 1/21/2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to option	45,375
Per share exercise price	$ 1.80
Common stock fair value per share at grant date	$ 3.60
Intrinsic value per share	$ 1.80
Grant Date, 3/11/2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to option	2,605,909
Per share exercise price	$ 1.80
Common stock fair value per share at grant date	$ 3.60
Intrinsic value per share	$ 1.80
Grant Date, 12/29/2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to option	115,000
Per share exercise price	$ 5.96
Common stock fair value per share at grant date	$ 8.00
Intrinsic value per share	$ 2.04
Grant Date, 3/19/2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to option	45,750
Per share exercise price	$ 5.96
Common stock fair value per share at grant date	$ 8.00
Intrinsic value per share	$ 2.04
Grant Date, 6/11/2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to option	194,625
Per share exercise price	$ 5.96
Common stock fair value per share at grant date	$ 8.00
Intrinsic value per share	$ 2.04
Grant Date, 7/24/2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to option	75,750
Per share exercise price	$ 8.00
Common stock fair value per share at grant date	$ 8.00
Grant Date, 10/15/2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to option	80,500
Per share exercise price	$ 8.00
Common stock fair value per share at grant date	$ 9.00
Intrinsic value per share	$ 1.00